Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities measured at fair value	$ 0	$ 198,000	$ 1,727,694	$ 0
Digital assets
Financial assets and liabilities measured at fair value	19,958
Convertible Notes
Financial assets and liabilities measured at fair value		198,000
Warrant liabilities
Financial assets and liabilities measured at fair value	1,653,000	2,000,000
Total Level | Convertible Notes
Financial assets and liabilities measured at fair value		2,198,000
Level 1
Financial assets and liabilities measured at fair value		0
Level 1 | Digital assets
Financial assets and liabilities measured at fair value	19,958
Level 1 | Convertible Notes
Financial assets and liabilities measured at fair value		0
Level 1 | Warrants liabilities
Financial assets and liabilities measured at fair value	0	0
Level 2
Financial assets and liabilities measured at fair value		0
Level 2 | Digital assets
Financial assets and liabilities measured at fair value	0
Level 2 | Convertible Notes
Financial assets and liabilities measured at fair value		0
Level 2 | Warrants liabilities
Financial assets and liabilities measured at fair value	0	0
Level 3
Financial assets and liabilities measured at fair value		2,198,000
Level 3 | Digital assets
Financial assets and liabilities measured at fair value	0
Level 3 | Convertible Notes
Financial assets and liabilities measured at fair value		198,000
Level 3 | Warrants liabilities
Financial assets and liabilities measured at fair value	$ 1,653,000	$ 2,000,000